Redeemable Noncontrolling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
11. Redeemable Noncontrolling Interests
As of both March 31, 2021 and December 31, 2020,
our advisor owned all of the
208
limited partnership units outstanding in our operating partnership. As of both March
31
,
2021
 and December
31
,
2020
, we owned greater than a
99.99
% general partnership interest in our operating partnership, and our advisor owned less than a
0.01
% limited partnership interest in our operating partnership. Our advisor is entitled to special redemption rights of its limited partnership units. The noncontrolling interest of our advisor in our operating partnership, which has redemption features outside of our control, is accounted for as a redeemable noncontrolling interest and is presented outside of permanent equity in our accompanying condensed consolidated balance sheet
s
.
In connection with our
 acquisitions of Central Florida Senior Housing Portfolio, Pinnacle Beaumont ALF and Pinnacle Warrenton ALF, we own approximately
98.0
% of the joint ventures with an affiliate of Meridian Senior Living, LLC, or Meridian. In connection with our acquisitions of Catalina West Haven ALF and Catalina Madera ALF, we own approximately
90.0
% of the joint venture with Avalon Health Care, Inc., or Avalon. The noncontrolling interests held by Meridian and Avalon have redemption features outside of our control and are accounted for as redeemable noncontrolling interests in our accompanying condensed consolidated balance sheets.
We record the carrying amount of redeemable noncontrolling interests at the greater of: (i) the initial carrying amount, increased or decreased for the noncontrolling interests’ share of net income or loss and distributions; or (ii) the redemption value. The changes in the carrying amount of redeemable noncontrolling interests consisted of the following for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
	2021	2020
Beginning balance	$2,618,000	$1,462,000
Additions	10,000	1,118,000
Distributions	(5,000)	(25,000)
Adjustment to redemption value	140,000	108,000
Net loss attributable to redeemable noncontrolling interests	(140,000)	(83,000)

Ending balance	$2,623,000	$2,580,000

11. Redeemable Noncontrolling Interests
As of December 31, 2020 and 2019, our advisor owned all of the 208 limited partnership units outstanding in our operating partnership. As of December 31, 2020 and 2019, we owned greater than a 99.99% general partnership interest in our operating partnership, and our advisor owned less than a 0.01% limited partnership interest in our operating partnership. Our advisor is entitled to special redemption rights of its limited partnership units. The noncontrolling interest of our advisor in our operating partnership, which has redemption features outside of our control, is accounted for as a redeemable noncontrolling interest and is presented outside of permanent equity in our accompanying consolidated balance sheets. See Note 13, Related Party Transactions — Liquidity Stage — Subordinated Participation Interest — Subordinated Distribution Upon Listing, and Note 13, Related Party Transactions — Subordinated Distribution Upon Termination, for a further discussion of the redemption features of the limited partnership units.
In connection with our acquisitions of Central Florida Senior Housing Portfolio, Pinnacle Beaumont ALF and Pinnacle Warrenton ALF, we own approximately 98.0% of the joint ventures with Meridian. In connection with our acquisitions of Catalina West Haven ALF and Catalina Madera ALF, we own approximately 90.0% of the joint venture with Avalon. The noncontrolling interests held by Meridian and Avalon have redemption features outside of our control and are accounted for as redeemable noncontrolling interests in our accompanying consolidated balance sheets.
We record the carrying amount of redeemable noncontrolling interests at the greater of: (i) the initial carrying amount, increased or decreased for the noncontrolling interests’ share of net income or loss and distributions; or (ii) the redemption value. The changes in the carrying amount of redeemable noncontrolling interests consisted of the following for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Beginning balance	$1,462,000	$1,371,000
Additions	1,138,000	151,000
Distributions	(104,000)	(151,000)
Adjustment to redemption value	615,000	173,000
Net loss attributable to redeemable noncontrolling interests	(493,000)	(82,000)

Ending balance	$2,618,000	$1,462,000